UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment			Yes
 Amendment Number:			1
This Amendment (choose one):		*Is a restatement.

Institutional Investment Manager Filing this Report:

Name:		Quantitative Management Associates LLC
Address:	2 Gateway Center
		Newark, New Jersey  07102

Form 13F File Number:    28-11173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Richard Baker
Title:		Second Vice President
Phone:		973-802-6691

Signature, Place, and Date of Signing:
/s/  Richard Baker	Newark,  New Jersey 	April 26, 2013

*Amendment due to clerical error.

Report Type (Check only one.): 13F Notice

List of Other Managers Reporting for this Manager:

13F File Number		Name
28-10077		Prudential Financial, Inc.

I am signing this report as required by the Securities Exchange Act of 1934.